Financing receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Beginning balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Ending balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Ending balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493